Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

26. CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

The condensed financial statements of Sun Bancorp, Inc. are as follows:

CONDENSED STATEMENTS OF FINANCIAL CONDITION

December 31,	2012	2011
Assets:
Cash and due from banks	$17,962	$47,614
Investments in subsidiaries:
Bank subsidiaries	334,584	352,333
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	2,040	1,302

Total assets	$357,372	$404,035

Liabilities and Shareholders’ Equity:
Liabilities
Junior subordinated debentures	$92,786	$92,786
Other liabilities	1,991	2,166

Total liabilities	94,777	94,952
Shareholders’ equity	262,595	309,083

Total liabilities and shareholders’ equity	$357,372	$404,035

CONDENSED STATEMENTS OF OPERATIONS

Years Ended December 31,	2012	2011	2010
Interest expense	$(2,594)	$(2,997)	$(4,117)
Management fee	3,438	5,172	6,936
Other expenses	(3,791)	(5,054)	(6,734)

Loss before equity in undistributed loss of subsidiaries and income tax benefit	(2,947)	(2,879)	(3,915)
Equity in undistributed loss of subsidiaries	(48,560)	(65,614)	(182,850)
Income tax benefit	1,016	988	1,347

Net loss available to common shareholders	$(50,491)	$(67,505)	$(185,418)

CONDENSED STATEMENTS OF CASH FLOWS

Years Ended December 31,	2012	2011	2010
Operating activities:
Net loss	$(50,491)	$(67,505)	$(185,418)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed loss of subsidiaries	48,561	65,614	182,849
Stock-based compensation	(75)	110	2,612
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(1,024)	498	(61)
Accounts payable and other liabilities	(235)	291	555

Net cash (used in) provided by operating activities	(3,264)	(992)	537

Investing activities:
Payments for investments in and advances to subsidiaries	(28,000)	(64,000)	(103,173)
Net cash used in investing activities	(28,000)	(64,000)	(103,173)

Financing activities:
Proceeds from issuance of preferred stock and warrant	—	—	88,009
Redemption of preferred stock	—	—	(88,009)
Preferred stock issuance costs	—	—	(7,495)
Proceeds from issuance of common stock	1,612	100,077	106,839
Net cash provided by financing activities	1,612	100,077	99,344

Net (decrease) increase in cash	(29,652)	35,085	(3,292)
Cash, beginning of year	47,614	12,529	15,821

Cash, end of year	$17,962	$47,614	$12,529

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